Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 12,029	$ 21,372
Short-term deposits	3,934	3,379
Shares of mutual funds	87	1,768
Cash and cash equivalents	$ 16,050	$ 26,519	$ 15,264	$ 14,052